United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.5%
		Basic Industry - Chemicals—0.9%
$4,870,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$6,210,536
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,654,733
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,519,156
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,697,133
438,000		Rohm & Haas Co., 6.00%, 9/15/2017	494,954
		TOTAL	13,576,512
		Basic Industry - Metals & Mining—4.7%
2,500,000		Alcoa, Inc., 5.87%, 2/23/2022	2,782,525
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,718,375
1,570,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,714,369
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,287,874
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,667,972
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	846,989
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	956,846
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	802,654
2,600,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	2,928,250
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,495,013
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,202,375
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	4,295,000
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	797,813
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	2,490,977
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,233,246
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,811,408
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,317,000
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,839,150
5,500,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	5,524,733
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,512,572
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,722,079
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	5,574,090
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	605,295
1,000,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	1,018,923
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,260,900
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,299,533
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,294,770
4,770,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	5,467,694
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,638,655
		TOTAL	72,107,080
		Basic Industry - Paper—0.9%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,712,628
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,500,313
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,209,153
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,000,000		Westvaco Corp., 7.65%, 3/15/2027	2,242,480
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,573,834
		TOTAL	14,238,408

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—0.6%
$3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	$3,807,695
2,950,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	3,186,000
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	697,937
		TOTAL	7,691,632
		Capital Goods - Building Materials—0.9%
4,000,000		Masco Corp., Sr. Unsecd. Note, 5.85%, 3/15/2017	4,340,000
3,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	3,913,612
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,306,789
		TOTAL	13,560,401
		Capital Goods - Construction Machinery—0.3%
4,380,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	5,026,628
		Capital Goods - Diversified Manufacturing—1.1%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,049,087
4,020,000		Harsco Corp., 5.75%, 5/15/2018	4,351,650
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,211,919
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,225,093
3,970,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	4,416,026
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,971,600
690,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	723,955
		TOTAL	16,949,330
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	601,247
		Capital Goods - Packaging—0.3%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,766,599
1,035,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	1,118,717
960,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,042,120
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,074,890
		TOTAL	5,002,326
		Communications - Cable & Satellite—1.8%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,242,743
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,670,821
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	984,385
1,603,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	1,625,386
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,842,402
1,250,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	1,343,967
1,000,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	1,081,775
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,409,724
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,577,809
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,660,907
1,470,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,470,722
3,310,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	3,848,964
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,316,423
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	459,167
2,915,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	3,133,208
200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	271,931
		TOTAL	26,940,334
		Communications - Media & Entertainment—3.1%
3,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	3,159,117
1,000,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	1,158,245

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$2,350,000		CBS Corp., 4.90%, 8/15/2044	$2,410,512
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,125,397
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,552,528
785,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	810,756
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	3,044,724
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	474,863
1,200,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,357,549
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,517,540
2,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,018,304
1,730,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	1,675,348
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,142,044
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,682,719
1,325,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	1,324,515
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	713,378
2,725,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	2,874,060
3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	3,612,925
		TOTAL	46,654,524
		Communications - Telecom Wireless—1.3%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	397,935
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,044,711
2,900,000		American Tower Corp., 3.45%, 9/15/2021	2,909,393
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,025,963
1,365,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	1,478,401
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,891,789
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,160,380
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,206,396
		TOTAL	20,114,968
		Communications - Telecom Wirelines—2.9%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	1,872,769
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,875,600
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	4,950,000
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,842,700
2,700,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	3,070,516
3,100,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	3,238,406
13,850,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	15,694,363
6,340,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	8,185,339
		TOTAL	44,729,693
		Consumer Cyclical - Automotive—3.1%
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,403,154
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,158,112
3,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	3,529,186
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, 2.625%, 9/15/2016	2,063,924
3,000,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	3,155,589
2,850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	2,899,690
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,980,893
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	941,966
2,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	2,676,618
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,520,209
2,500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	2,581,162

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	$2,803,858
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	454,903
3,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	3,251,619
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,641,555
2,625,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	2,739,474
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,701,373
		TOTAL	47,503,285
		Consumer Cyclical - Leisure—0.4%
3,395,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	3,587,812
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,139,802
		TOTAL	6,727,614
		Consumer Cyclical - Lodging—1.0%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,095,000
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,117,500
1,230,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,214,816
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,080,712
2,850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 2.95%, 3/1/2017	2,944,041
1,050,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 3.90%, 3/1/2023	1,056,078
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,044,491
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	831,153
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,215
		TOTAL	14,397,006
		Consumer Cyclical - Retailers—1.0%
2,500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	2,658,043
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,146,762
1,415,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	1,419,289
2,590,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,701,556
1,387,478	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,540,100
2,900,000		CVS Caremark Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	2,932,535
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	317,003
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	723,000
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,269,050
890,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	922,915
		TOTAL	15,630,253
		Consumer Cyclical - Services—1.0%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,562,865
2,700,000		Expedia, Inc., 4.50%, 8/15/2024	2,728,447
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,234,536
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,281,119
		TOTAL	14,806,967
		Consumer Non-Cyclical - Food/Beverage—1.8%
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	627,340
3,150,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	3,198,762
1,120,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	1,423,052
1,954,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	1,929,417
1,624,000	[1,2]	Grupo Bimbo SAB de CV, Series 144A, 4.875%, 6/27/2044	1,662,659
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,707,360
6,900,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	6,763,352
783,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,032,126

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$2,850,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	$3,002,427
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,432,839
1,175,000		Tyson Foods, Inc., 3.95%, 8/15/2024	1,202,793
1,000,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,066,854
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,818,323
		TOTAL	27,867,304
		Consumer Non-Cyclical - Health Care—0.0%
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	648,835
		Consumer Non-Cyclical - Pharmaceuticals—0.3%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,966,009
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	825,040
		TOTAL	3,791,049
		Consumer Non-Cyclical - Products—0.4%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	929,106
2,900,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	2,941,589
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,747,496
		TOTAL	5,618,191
		Consumer Non-Cyclical - Supermarkets—0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,286,069
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	318,672
		TOTAL	1,604,741
		Consumer Non-Cyclical - Tobacco—0.2%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	329,210
1,845,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	1,923,141
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,204,888
		TOTAL	3,457,239
		Energy - Independent—2.0%
3,900,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	3,951,648
1,224,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,249,935
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	465,019
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	7,097,621
495,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	519,577
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,225,000
7,180,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	8,113,400
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,129,900
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	622,403
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,155,199
		TOTAL	30,529,702
		Energy - Integrated—2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,874,177
4,000,000		BP Capital Markets PLC, 1.375%, 5/10/2018	3,961,780
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,234,642
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,670,895
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,144,072
1,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	1,785,759
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,512,584
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	511,239
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,383,519
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	291,574

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$4,180,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	$4,134,772
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	3,071,915
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,949,493
		TOTAL	32,526,421
		Energy - Midstream—1.5%
3,230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	3,491,488
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,023,148
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	938,650
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,951,625
900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	917,602
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,660,373
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,396,213
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	990,471
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,059,461
2,300,000		Williams Partners LP, 4.90%, 1/15/2045	2,343,068
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,472,570
		TOTAL	23,244,669
		Energy - Oil Field Services—0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	783,738
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,739,480
1,350,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,497,246
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	244,322
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,086,726
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	113,466
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,443,458
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	794,302
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	705,826
394,375	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	321,415
		TOTAL	11,729,979
		Energy - Refining—0.5%
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	909,817
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,219,920
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,023,515
		TOTAL	8,153,252
		Financial Institution - Banking—12.5%
1,000,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,024,247
2,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	2,076,686
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,871,489
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	2,473,951
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,574,218
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 4.00%, 4/1/2024	1,909,733
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	2,045,964
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.625%, 7/1/2020	11,359,765
7,895,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	9,218,810
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	5,026,135
2,700,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	2,678,562
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,598,559
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	1,735,562
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,526,862

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	$4,578,364
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	2,077,540
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,576,838
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	1,094,367
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,622,973
2,072,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,820,149
3,500,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,560,298
1,450,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	1,631,018
1,000,000		Comerica, Inc., 3.80%, 7/22/2026	1,010,659
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	2,842,711
1,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,488,220
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	5,808,595
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,583,220
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,285,528
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,393,017
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,899,233
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	688,364
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,004,141
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,926,770
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,025,843
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	1,990,484
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,249,762
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,213,587
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	729,685
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	10,916,121
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,153,875
4,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,760,551
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,056,188
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	2,283,272
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	4,288,974
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	4,913,532
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,697,993
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,537,036
4,320,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	4,406,162
8,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	8,641,990
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.881%, 3/29/2049	487,500
4,150,478	[1,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	2,535,734
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,214,378
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,043,563
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	2,774,844
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,201,687
4,500,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.80%, 11/1/2014	4,529,570
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,503,444
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,121,297
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,262,631
		TOTAL	190,552,251
		Financial Institution - Broker/Asset Manager/Exchange—1.9%
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,763,000
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,941,410

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Manager/Exchange—continued
$1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	$1,546,135
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	1,852,886
1,500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,779,750
4,390,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	5,501,767
1,020,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	1,051,875
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,440,859
2,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	2,840,070
2,990,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	3,766,365
805,000		Stifel Financial Corp., 4.25%, 7/18/2024	820,717
		TOTAL	29,304,834
		Financial Institution - Finance Companies—3.4%
2,500,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	2,510,960
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	987,150
2,517,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	2,582,429
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,383,069
6,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	6,251,070
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,681,322
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,198,259
5,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,648,470
3,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	3,017,940
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,232,500
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,692,449
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.02%, 12/21/2065	1,455,000
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,578,750
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,541,704
3,250,000		Susa Partnership LP, Sr. Unsecd. Note, 8.20%, 6/1/2017	3,780,260
		TOTAL	52,541,332
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	894,522
		Financial Institution - Insurance - Life—3.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,724,545
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	3,195,713
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,474,456
7,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	9,050,955
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,144,529
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,365,466
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,405,766
1,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.00%, 9/1/2023	1,055,825
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,452,041
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	813,708
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	6,244,561
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,625,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	958,647
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	5,113,100
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,422,874
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,028,783
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,201,888
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,016,327
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,269,710

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	$5,325,477
		TOTAL	53,889,371
		Financial Institution - Insurance - P&C—1.3%
540,000		CNA Financial Corp., 6.50%, 8/15/2016	596,238
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,169,537
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,067,516
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	857,830
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,862,296
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	941,097
2,880,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	2,927,203
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,500,262
1,150,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	1,198,934
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	5,410,128
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	281,211
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,374,403
		TOTAL	19,186,655
		Financial Institution - REIT - Apartment—0.4%
3,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	3,019,575
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,128,877
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,005,236
		TOTAL	6,153,688
		Financial Institution - REIT- Healthcare—0.3%
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	539,548
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,337,712
2,300,000		Healthcare Trust of America, 3.70%, 4/15/2023	2,285,190
		TOTAL	5,162,450
		Financial Institution - REIT - Office—0.5%
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	1,459,882
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,546,705
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,071,277
		TOTAL	7,077,864
		Financial Institution - REIT - Other—0.4%
370,000		Liberty Property LP, 6.625%, 10/1/2017	421,743
2,900,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	3,062,357
267,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	318,679
1,890,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	1,978,261
		TOTAL	5,781,040
		Financial Institution - REIT - Retail—0.7%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,668,140
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	595,953
1,700,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,879,287
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,655,524
2,300,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,362,783
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,333,232
		TOTAL	10,494,919
		Lodging—0.1%
1,000,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,095,000
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	2,017,136

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Municipal Services—continued
$2,925,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	$3,162,598
		TOTAL	5,179,734
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,429,774
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,182,568
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,168,517
		TOTAL	5,780,859
		Technology—2.5%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,599,031
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,605,072
1,650,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	1,682,355
725,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	767,409
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,417,500
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,544,374
4,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	4,000,460
1,265,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,290,920
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,640,400
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,007,674
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,693,835
1,000,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,140,838
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,726,405
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,021,802
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,433,196
2,830,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	3,048,660
		TOTAL	37,619,931
		Transportation - Airlines—0.4%
7,327		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	7,547
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,504,002
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,113,359
		TOTAL	5,624,908
		Transportation - Railroads—0.7%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,776,104
1,302,481		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,492,547
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,310,252
1,325,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,291,388
		TOTAL	10,870,291
		Transportation - Services—1.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,522,106
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	5,245,909
950,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	955,526
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,702,297
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	1,265,273
1,750,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,778,978
925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	946,373
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,191,097
		TOTAL	20,607,559
		Utility - Electric—3.4%
1,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	1,038,692
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	825,986

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	$343,321
406,434		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	453,361
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,817,215
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,346,902
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	137,133
5,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	5,276,250
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,106,231
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,801,877
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	300,084
4,100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	4,288,305
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,022,803
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	326,994
665,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	740,221
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,172,051
1,168,347	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,263,939
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,553,535
1,645,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	2,196,036
3,100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	3,122,258
1,500,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,540,546
930,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	970,710
1,280,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,380,495
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,362,440
850,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	911,099
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	237,332
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,576,146
92,920		Waterford 3 Funding Corp., 8.09%, 1/2/2017	92,961
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,972,179
		TOTAL	52,177,102
		Utility - Natural Gas—1.4%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	247,802
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,416,632
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,405,254
2,600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	2,604,857
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,670,548
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	436,500
2,700,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	2,757,502
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,656,124
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,784,963
2,230,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,306,342
		TOTAL	21,286,524
		TOTAL CORPORATE BONDS (IDENTIFIED COST $987,596,468)	1,075,615,424
		MORTGAGE-BACKED SECURITIES—0.0%
2,345		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	2,643
2,626		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	2,964
586		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	660
1,945		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	2,232
1,533		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	1,647
3,808		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	4,491
2,526		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	2,933

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
3,107		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	$3,632
18,668		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	21,432
10,903		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	12,538
3,044		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	3,601
1,393		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	1,629
5,357		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	6,233
1,875		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	2,002
3,400		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	3,878
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,450)	72,515
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
$4,720,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432% Bonds, 1/1/2042	4,422,876
1,955,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,273,900
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,700,415)	6,696,776
		FOREIGN GOVERNMENTS/AGENCIES—0.3%
		Sovereign—0.3%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,051,050
2,475,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	2,830,781
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,440,101)	3,881,831
		COMMON STOCKS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,922		General Motors Co.	310,486
2,127	[3]	Motors Liquidation Co.	54,281
		TOTAL	364,767
		Utility - Electric—0.0%
113		NRG Energy, Inc.	3,478
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,233,183)	368,245
		WARRANTS—0.0%
		Consumer Cyclical - Automotive—0.0%
8,111	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	200,991
8,111	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	135,778
		TOTAL WARRANTS (IDENTIFIED COST $1,374,162)	336,769
		PREFERRED STOCKS—0.3%
		Financial Institution - Broker/Asset Manager/Exchange—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REIT - Other—0.3%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,054,400
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,055,700
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.50%, 10/15/2025 (IDENTIFIED COST $294,249)	331,102
		INVESTMENT COMPANIES—27.3%[7]
5,706,656	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	5,706,656

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
61,444,256	High Yield Bond Portfolio	$409,833,186
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $483,841,974)	415,539,842
	TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $1,488,529,292)[9]	1,507,898,204
	OTHER ASSETS AND LIABILITIES - NET—1.1%[10]	17,292,147
	TOTAL NET ASSETS—100%	$1,525,190,351
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3]United States Treasury Notes 10-Year Short Futures	450	$56,601,563	December 2014	$(155,700)
The average notional value of short futures contracts held by the Fund throughout the period was $39,308,906. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $204,148,343, which represented 13.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $193,147,330, which represented 12.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 2,800,000	$ 3,139,802
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$ 4,058,254	$ 2,535,734
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$ 4,048,581	$ 5,325,477
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-day net yield.
9	At August 31, 2014, the cost of investments for federal tax purposes was $1,491,252,223. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,645,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,792,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $77,146,873.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchanged-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's afffiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,073,079,690	$2,535,734	$1,075,615,424
Mortgage-Backed Securities	—	72,515	—	72,515
Municipal Bonds	—	6,696,776	—	6,696,776
Foreign Governments/Agencies	—	3,881,831	—	3,881,831
Collateralized Mortgage Obligation	—	331,102	—	331,102
Equity Securities:
Common Stocks
Domestic	368,245	—	—	368,245
Preferred Stocks
Domestic	5,054,400	—	1,300	5,055,700
Warrants	336,769	—	—	336,769
Investment Companies[1]	415,539,842	—	—	415,539,842
TOTAL SECURITIES	$421,299,256	$1,084,061,914	$2,537,034	$1,507,898,204
OTHER FINANCIAL INSTRUMENTS[2]	$(155,700)	$—	$—	$(155,700)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014